UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois  60045

(Address of principal executive offices)(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 Field Drive

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Forester Value Fund

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2013

(UNAUDITED)

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

THE FORESTER VALUE FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

	Forester Value Fund
	Schedule of Investments
	September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 74.44%

Basic Material - 1.17%
62,200	Goldcorp, Inc.	$ 1,617,822

Consumer Discretionary - 9.76%
11,750	AutoZone, Inc. *	4,967,077
66,450	Target Corp.	4,251,471
21,700	V.F. Corp.	4,319,385
		13,537,933
Consumer Staples - 11.05%
116,300	Altria Group, Inc.	3,994,905
81,780	CVS Caremark Corp.	4,641,015
51,800	General Mills, Inc.	2,482,256
104,400	The Kroger Co.	4,211,496
		15,329,672
Energy - 7.83%
37,810	Chevron Corp.	4,593,915
47,400	Exxon Mobil Corp.	4,078,296
62,800	Marathon Oil Corp.	2,190,464
		10,862,675
Financial Services - 11.03%
71,840	Allstate Corp.	3,631,512
43,330	Aon Corp.	3,225,485
45,520	Travelers Companies, Inc.	3,604,420
132,060	US Bancorp, Inc.	4,830,755
		15,292,172
Health Care - 18.36%
29,150	Amgen Inc.	3,262,614
49,700	Johnson & Johnson	4,308,493
34,825	Eli Lilly & Co.	1,752,742
97,441	Merck & Co., Inc.	4,639,069
75,300	Mylan, Inc. *	2,874,201
163,654	Pfizer, Inc.	4,700,961
54,830	UnitedHealth Group, Inc.	3,926,376
		25,464,456
Industrial Goods - 5.34%
31,920	3M Co.	3,811,567
43,220	Honeywell International, Inc.	3,588,989
		7,400,556
Technology - 6.15%
15,700	International Business Machines Corp.	2,907,326
105,500	Microsoft Corp.	3,511,040
63,740	Oracle Corp.	2,114,256
		8,532,622
Telecommunications - 1.41%
57,850	American Telephone & Telegraph, Inc.	1,956,487

Utilities - 2.34%
74,910	American Electric Power Co, Inc.	3,247,349

TOTAL FOR COMMON STOCKS (Cost $64,364,338) - 74.44%		103,241,744

PUT OPTIONS - 1.00% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	SPDR S&P 500 ETF Trust Fund
300,000	October 2013 Put @ 155.00	78,000

	SPDR S&P 500 ETF Trust Fund
400,000	November 2013 Put @ 158.00	412,000

	SPDR S&P 500 ETF Trust Fund
700,000	November 2013 Put @ 160.00	903,000

TOTAL FOR PUT OPTIONS (Premiums Paid $1,460,720) - 1.00%		1,393,000

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 18.75%
26,000,000	U.S. Government Treasury Bill, 11/29/2013, 0.065%	25,999,480

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $25,997,230) - 18.75%		25,999,480

SHORT TERM INVESTMENTS - 5.48%
7,602,760	Fidelity Institutional Treasury Only Money Market Fund - Class I 0.01% **	7,602,760

TOTAL FOR SHORT TERM INVESTMENTS (Cost $7,602,760) - 5.48%		7,602,760

TOTAL INVESTMENTS (Cost $99,425,048) - 99.67%		138,236,984

ASSETS LESS LIABILITIES - 0.33%		459,875

NET ASSETS - 100.00%		$ 138,696,859

* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2013.
The accompanying notes are an integral part of these financial statements.

Forester Value Fund
Statement of Assets and Liabilities
September 30, 2013 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $99,425,048)	$ 138,236,984
Cash	359,795
Receivables:
Shareholder Subscriptions	222,173
Dividends and Interest	151,800
Total Assets	138,970,752
Liabilities:
Shareholder Redemptions	137,487
Due to Advisor	101,903
Administrative Fees	12,319
Distribution Fees	22,184
Total Liabilities	273,893
Net Assets	$ 138,696,859

Net Assets Consist of:
Paid In Capital	$ 130,457,899
Accumulated Undistributed Net Investment Income	754,079
Accumulated Realized Loss on Investments	(31,327,055)
Unrealized Appreciation in Value of Investments	38,811,936
Net Assets, for 11,605,440 Shares Outstanding	$ 138,696,859

Class I Shares:
Net Assets	$ 33,694,828
Shares outstanding (250,000,000 shares authorized with $.0001 par value)	2,774,161
Net asset value, offering price, and redemption price per share	$ 12.15

Class N Shares:
Net Assets	$ 102,788,779
Shares outstanding (250,000,000 shares authorized with $.0001 par value)	8,649,088
Net asset value, offering price, and redemption price per share	$ 11.88

Class R Shares:
Net Assets	$ 2,213,252
Shares outstanding (250,000,000 shares authorized with $.0001 par value)	182,191
Net asset value, offering price, and redemption price per share	$ 12.15

The accompanying notes are an integral part of these financial statements.

Forester Value Fund
Statement of Operations
For the six months ended September 30, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $933)	$ 1,339,130
Interest	20,483
Total Investment Income	1,359,613

Expenses:
Advisory Fees	638,461
Distribution (12b-1) Fees	142,864
Administration Fees	77,331
Total Expenses	858,656

Net Investment Income	500,957

Realized and Unrealized Gain (Loss) on Investments and Options:
Realized Gain (Loss) on:
Investments	6,567,682
Options	(7,512,554)
(944,872)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,201,446)
Options	451,100
(1,750,346)

Net Realized and Unrealized Loss on Investments and Options	(2,695,218)

Net Decrease in Net Assets Resulting from Operations	$ (2,194,261)

The accompanying notes are an integral part of these financial statements.

Forester Value Fund
Statements of Changes in Net Assets

	(Unaudited)
	For the Six	For the
	Months Ended	Year Ended
	9/30/2013	3/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 500,957	$ 1,796,755
Net Realized Loss on Investments and Options	(944,872)	(10,856,373)
Unrealized Appreciation (Depreciation) on Investments and Options	(1,750,346)	7,144,125
Net Decrease in Net Assets Resulting from Operations	(2,194,261)	(1,915,493)

Distributions to Shareholders:
Net Investment Income:
Class I Shares	-	(513,946)
Class N Shares	-	(1,483,905)
Class R Shares	-	(15,020)
Total Distributions Paid to Shareholders	-	(2,012,871)

Capital Share Transactions	(8,252,528)	(84,599,631)

Total Decrease	(10,446,789)	(88,527,995)

Net Assets:
Beginning of Period	149,143,648	237,671,643

End of Period (Including Undistributed Net Investment Income of $754,079 and $253,122, respectively)
	$ 138,696,859	$ 149,143,648

The accompanying notes are an integral part of these financial statements.

Forester Value Fund - Class I
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the Six				Period
	Months Ended	Years Ended			Ended
	9/30/2013	3/31/2013	3/31/2012	3/31/2011	3/31/2010*

Net Asset Value, at Beginning of Period	$ 12.33	$ 12.42	$ 12.60	$ 12.00	$ 10.31

Income From Investment Operations:
Net Investment Income **	0.06	0.13	0.13	0.15	0.14
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.24)	(0.07)	(0.26)	0.50	1.61
Total from Investment Operations	(0.18)	0.06	(0.13)	0.65	1.75

Distributions:
Net Investment Income	-	(0.15)	(0.05)	(0.05)	(0.06)
Realized Gains	-	-	-	-	-
Total from Distributions	-	(0.15)	(0.05)	(0.05)	(0.06)

Net Asset Value, at End of Year	$ 12.15	$ 12.33	$ 12.42	$ 12.60	$ 12.00

Total Return ***	(1.46)%	0.56%	(1.02)%	5.44%	16.98%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 33,695	$ 29,750	$ 45,411	$ 8,372	$ 1,178
Ratio of Expenses to Average Net Assets****	0.99%	0.99%	0.99%	0.99%	0.98%
Ratio of Net Investment Income to Average Net Assets****	0.90%	1.10%	1.08%	1.20%	1.52%
Portfolio Turnover	4.25%	2.84%	35.30%	28.99%	36.90%

* For the Period June 5, 2009 (commencement of investment operations) through March 31, 2010.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
****Annualized for period less than one year.
The accompanying notes are an integral part of these financial statements.

Forester Value Fund - Class N
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the Six
	Months Ended	Years Ended
	9/30/2013	3/31/2013	3/31/2012	3/31/2011	3/31/2010	3/31/2009

Net Asset Value, at Beginning of Period	$ 12.08	$ 12.16	$ 12.41	$ 11.89	$ 9.07	$ 10.67

Income From Investment Operations:
Net Investment Income *	0.04	0.10	0.10	0.11	0.13	0.20
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.24)	(0.05)	(0.28)	0.50	2.82	(1.09)
Total from Investment Operations	(0.20)	0.05	(0.18)	0.61	2.95	(0.89)

Distributions:
Net Investment Income	-	(0.13)	(0.07)	(0.09)	(0.13)	(0.04)
Realized Gains	-	-	-	-	-	(0.67)
Total from Distributions	-	(0.13)	(0.07)	(0.09)	(0.13)	(0.71)

Net Asset Value, at End of Year	$ 11.88	$ 12.08	$ 12.16	$ 12.41	$ 11.89	$ 9.07

Total Return **	(1.66)%	0.45%	(1.45)%	5.15%	32.58%	(8.67)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 102,789	$ 116,935	$ 190,031	$ 139,012	$ 99,789	$ 61,980
Ratio of Expenses to Average Net Assets ***	1.25%	1.25%	1.25%	1.25%	1.27%	1.35%
Ratio of Net Investment Income to Average Net Assets ***	0.65%	0.83%	0.79%	0.91%	1.23%	2.02%
Portfolio Turnover	4.25%	2.84%	35.30%	28.99%	36.90%	269.29%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
***Annualized for period less than one year.
The accompanying notes are an integral part of these financial statements.

Forester Value Fund - Class R
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	For the Six			Period
	Months Ended	Years Ended		Ended
	9/30/2013	3/31/2013	3/31/2012	3/31/2011*

Net Asset Value, at Beginning of Period	$ 12.37	$ 12.35	$ 12.51	$ 12.18

Income From Investment Operations:
Net Investment Income **	0.02	0.07	0.07	0.04
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.24)	0.02	(0.21)	0.29
Total from Investment Operations	(0.22)	0.09	(0.14)	0.33

Distributions:
Net Investment Income	-	(0.07)	(0.02)	-
Realized Gains	-	-	-	-
Total from Distributions	-	(0.07)	(0.02)	-

Net Asset Value, at End of Year	$ 12.15	$ 12.37	$ 12.35	$ 12.51

Total Return ***	(1.78)%	0.77%	(1.12)%	2.71%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,213	$ 2,459	$ 2,229	$ 329
Ratio of Expenses to Average Net Assets****	1.50%	1.50%	1.50%	1.45%
Ratio of Net Investment Income to Average Net Assets****	0.40%	0.59%	0.55%	1.14%
Portfolio Turnover	4.25%	2.84%	35.30%	28.99%

* For the Period December 29, 2010 (commencement of investment operations) through March 31, 2011.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Assumes reinvestment of dividends.
****Annualized for period less than one year.
The accompanying notes are an integral part of these financial statements.

THE FORESTER VALUE FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

1.) ORGANIZATION

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares: The Forester Value Fund and The Forester Discovery Fund. The Forester Value Fund currently offers three classes of shares, Class I shares, Class N shares and Class R shares. The Company was incorporated as a Maryland corporation on April 7, 1999. The accompanying financial statements are those of the Forester Value Fund (the "Fund"). The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

2.) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which are distributed to shareholders.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years 2010-2013, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the six months ended September 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Security Transactions, Investment Income and Distributions to Shareholders - As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold).   Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Withholding taxes on foreign dividends have been provided for in accordance with the company's understanding of the applicable country's tax rules and rates.

Use of Estimates in Financial Statements - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.   Actual results could differ from those estimates and assumptions.

Short Sales - The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Option Writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as a writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Share class accounting – Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Derivatives - The Fund adopted FASB Accounting Standards Codification guidance regarding "Disclosures about Derivative Instruments and Hedging Activities" effective January 1, 2009. This guidance requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows.  See Note 6 for additional disclosures on derivative investments at September 30, 2013.

Subsequent Event - Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

3.)  FAIR VALUE OF INVESTMENTS

Security Valuation - Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

Fair Value Pricing - The Board of Directors has delegated to Forester Capital Management, Inc. (the “Advisor”) the responsibility for determining the value of Fund portfolio securities under certain circumstances.  Under such circumstances, the Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances.  The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Fund has adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Fund invests the vast majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate its NAV as of the time those exchanges close.  The Fund typically does not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be very limited circumstances under which the Fund would ever hold a security that would need to be fair value priced.  Examples of when it would be likely that a portfolio security would require fair value pricing include but are not limited to:  if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities' exchange had closed but before the Fund's NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations.

When a security is fair value priced, it means that the Advisor is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available. Accordingly, there is always the possibility that the Advisor’s calculations concerning security value could be wrong, and as a result, the Fund's NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.  Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$103,241,744	$ -	$ -	$103,241,744
Put Options	1,393,000	-	-	1,393,000
U.S. Government Agencies And Obligations	25,999,480	-	-	25,999,480
Short-Term Investments:
Fidelity Institutional Treasury Only	7,602,760	-	-	7,602,760
	$138,236,984	$ -	$ -	$138,236,984

The Fund did not hold any Level 3 assets during the six months ended September 30, 2013. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

4.) TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement - For the six months ended September 30, 2013, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund.  The Advisor received a management fee of 0.89% of the Fund’s average daily net assets for Class I, Class N and Class R. For the six months ended September 30, 2013, the Fund paid the Advisor a management fee of $140,613 for Class I, $487,097 for Class N, and $10,751 for Class R. The Fund owes the Advisor $101,903 for management fees as of September 30, 2013.

The Fund pays the Advisor a fee for all other normal operating expenses of 0.10% for Class I, 0.11% for Class N and Class R.  For the six months ended September 30, 2013, the Fund paid the Advisor a fee of $15,799 for Class I, $60,203 for Class N and $1,329 for Class R.  The Fund owed the Advisor $12,319 at September 30, 2013 for administrative fees.

Distribution Agreement and Plan - The Fund has adopted a Distribution Plan pursuant to which the Fund paid broker-dealers for distributing Class N and Class R shares of the Fund.  This expense is limited to 0.25% of Class N average net assets and 0.50% of Class R average net assets.   For the six months ended September 30, 2013, the Fund paid $136,825 for Class N and $6,039 for Class R. The Fund owed the Advisor $22,184 at September 30, 2013 for distribution fees.

Thomas Forester is the control person of the Advisor and also serves as a trustee and officer of the Trust.  Mr. Forester receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

5.) INVESTMENT TRANSACTIONS

For the six months ended September 30, 2013, purchases and sales of investment securities, other than short-term investments and U.S. Government Securities, aggregated $4,588,137 and $23,729,324, respectively. Purchases and sales of U.S. Government Securities aggregated $25,991,597 and $19,987,144, respectively. Purchases and sales of options aggregated $16,543,990 and $8,710,536, respectively.

6.) PUT & CALL OPTIONS PURCHASED

As of September 30, 2013, the Fund had put options valued at $1,393,000.

Transactions in call and put options purchased during the six months ended September 30, 2013, were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at March 31, 2013	9,000	$ 1,139,820
Options purchased	96,000	16,543,990
Options written	-	-
Options exercised	-	-
Options expired	(3,000)	(86,480)
Options terminated in closing purchase transaction	(88,000)	(16,136,610)
Options outstanding at September 30, 2013	14,000	$ 1,460,720

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended September 30, 2013 by the Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized (Loss)	Location	Unrealized Appreciation
Options Purchased	Realized Loss on Options	$(7,512,554)	Net Change in Unrealized Appreciation on Options	$451,100

7.) CAPITAL SHARE TRANSACTIONS

As of September 30, 2013, there were 5,000,000,000 shares of capital stock for the Company with a par value of $.0001 authorized. The total par value and paid in capital totaled $130,457,899.  Transactions in capital stock were as follows:

	Six months ended September 30, 2013		Year ended March 31, 2013
CLASS I SHARES	Shares	Amount	Shares	Amount
Shares sold	846,675	$ 10,474,955	1,907,586	$ 23,234,880
Shares issued in reinvestment of dividends	-	-	12,788	148,982
Shares redeemed	(484,657)	(6,005,519)	(3,164,750)	(37,983,169)
Net increase (decrease)	362,018	$ 4,469,436	(1,244,376)	$(14,599,307)

	Six months ended September 30, 2013		Year ended March 31, 2013
CLASS N SHARES	Shares	Amount	Shares	Amount
Shares sold	940,365	$ 11,403,901	4,246,703	$ 50,767,987
Shares issued in reinvestment of dividends	-	-	126,079	1,438,558
Shares redeemed	(1,968,404)	(23,919,276)	(10,326,510)	(122,444,341)
Net increase (decrease)	(1,028,039)	$ (12,515,375)	(5,953,728)	$ (70,237,796)

	Six months ended September 30, 2013		Year ended March 31, 2013
CLASS R SHARES	Shares	Amount	Shares	Amount
Shares sold	28,111	$ 349,299	109,878	$ 1,337,888
Shares issued in reinvestment of dividends	-	-	1,292	15,020
Shares redeemed	(44,746)	(555,888)	(92,863)	(1,115,436)
Net increase (decrease)	(16,635)	$ (206,589)	18,307	$ 237,472

8.) TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year.  For tax purposes, as of March 31, 2013 the tax basis capital gains and losses and undistributed ordinary income are as follows:

Undistributed ordinary income		$ 253,122

Capital loss carry forwards +

Expiration:	Short-Term	Long-Term
3/31/2018	$ (731,668)	$ -
3/31/2019	(932,573)	-
Indefinite	(19,854,049)	(7,122,018)
Total Capital Loss Carry Forwards	$(21,518,290)	$(7,122,018)

Post-October capital loss deferrals between 11/1/12–3/31/13 *		$ 1,684,626

As of September 30, 2013 the tax basis components of unrealized appreciation (depreciation) and cost of investment securities (not including options) were as follows:

Gross unrealized appreciation on investment securities	$ 39,288,639
Gross unrealized depreciation on investment securities	(533,948)
Net unrealized appreciation on investment securities	$ 38,754,691

Tax cost of investment securities, including short-term investments **	$ 99,482,293

+The capital loss carry forward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carry forward remains.

* These deferrals are considered incurred in subsequent year.

**The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes.

The tax character of distributions paid during the years ended March 31, 2013 and 2012 are as follows:

	2013	2012
Ordinary income:
Class I Shares	$ 513,946	$ 159,858
Class N Shares	1,483,905	1,079,970
Class R Shares	15,020	2,954

On December 28, 2012 distributions of $.15, $.13, and $.07 per share were paid to Class I shareholders, Class N shareholders, and Class R shareholders, respectively, aggregating $2,012,871 paid to shareholders of record on the same date, from net investment income.

On December 22, 2011 distributions of $.05, $.07, and $.02 per share were paid to Class I shareholders, Class N shareholders, and Class R shareholders, respectively, aggregating $1,242,782 paid to shareholders of record on the same date, from net investment income.

There were no distributions paid during the six months ended September 30, 2013.

9.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2013, UBS Financial Services, Inc., for the benefit of others, in aggregate, owned approximately 30.97% of the Fund and may be deemed to control the Fund.

10.) NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

Forester Value Fund
Expense Illustration
September 30, 2013 (Unaudited)

Expense Example

As a shareholder of the Forester Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2013 through September 30, 2013.
Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Forester Value Fund - Class I
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2013	September 30, 2013	April 1, 2013 through September 30, 2013

Actual	$1,000.00	$985.40	$4.93
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,020.10	$5.01

* Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Forester Value Fund - Class N
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2013	September 30, 2013	April 1, 2013 through September 30, 2013

Actual	$1,000.00	$983.44	$6.22
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.80	$6.33

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Forester Value Fund - Class R
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2013	September 30, 2013	April 1, 2013 through September 30, 2013

Actual	$1,000.00	$982.22	$7.45
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.55	$7.59

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE FORESTER VALUE FUND

DIRECTORS AND OFFICERS

SEPTEMBER 30, 2013 (UNAUDITED)

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Michael B. Kelley 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 53	Director	Indefinite; Since Inception	2	Mr. Kelley has been a National Account Executive for Concept Amenities since March, 2009. Prior to that he was a National Account Executive for American Hotel Supply for more than five years
Stanley Simpson 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 55	Director	Indefinite; Since March 2007	2	Stanley Simpson has been a commodities trader on the Chicago Mercantile Exchange for more than five years.
Barry Meyer 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 54	Director	Indefinite; Since March 2007	2	Barry Meyer has been President of Arcspec, a distributor of commercial construction materials for more than five years.

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Thomas H. Forester[1] 100 Field Dr., Ste 330 Lake Forest, IL 60045 Age: 54	Director; President; Treasurer	Indefinite; Since Inception	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is considered "Interested” Director of the Fund as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.

Each Director, except Mr. Forester, was paid a total fee of $2,500 for the six months ended September 30, 2013.

THE FORESTER VALUE FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2013 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 25, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

Forester Discovery Fund

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2013

(UNAUDITED)

This report is submitted for the general information of shareholders of The Forester Funds.  It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information.  Read the Prospectus carefully before you invest or send money.

THE FORESTER DISCOVERY FUND

PORTFOLIO ILLUSTRATION

SEPTEMBER 30, 2013 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio investments.

Sectors are categorized using Morningstar® classifications.

	Forester Discovery Fund
	Schedule of Investments
	September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCKS - 50.58%

Basic Materials - 0.81%
3,000	Goldcorp, Inc.	$ 78,030

Consumer Discretionary - 1.51%
15,170	Panasonic Corp. ADR	145,734

Consumer Staples - 13.99%
2,815	Diageo Plc. ADR	357,730
3,290	Fomento Economico Mexicano S. A. ADR	319,426
4,590	Imperial Tobacco Group Plc. ADR	340,348
8,580	Unilever Plc. ADR	331,016
		1,348,520
Energy - 3.10%
2,150	Royal Dutch Shell Plc. ADR	141,212
6,960	Statoil ASA ADR	157,853
		299,065
Financial Services - 5.55%
3,180	HSBC Holdings Plc. ADR	172,547
5,920	Prudential Plc. ADR	220,994
1,570	Toronto Dominion Bank NY (Canada)	141,269
		534,810
Health Care - 9.40%
6,260	Astrazeneca Plc. ADR	325,082
4,505	Novartis AG ADR *	345,578
6,220	Teva Pharmaceutical Industries Ltd. ADR	234,992
		905,652
Industrial Goods - 2.71%
2,170	Siemens AG ADR	261,507

Technology - 3.59%
14,855	Nokia Corp. ADR *	96,691
3,370	SAP AG ADR	249,110
		345,801
Telecommunications - 6.83%
12,420	Nippon Telegraph & Telephone Corp. ADR *	323,665
9,520	Vodafone Group Public Ltd. Co. (United Kingdom)	334,914
		658,579
Utilities - 3.09%
5,050	National Grid Plc. ADR	298,202

TOTAL FOR COMMON STOCKS (Cost $3,685,764) - 50.58%		4,875,900

SHORT TERM INVESTMENTS - 49.36%
4,759,042	Fidelity Institutional Treasury 0.01% ** (Cost $4,759,042)	4,759,042

TOTAL INVESTMENTS (Cost $8,444,806) - 99.94%		9,634,942

ASSETS LESS LIABILITIES - 0.06%		5,454

NET ASSETS - 100.00%		$ 9,640,396

ADR- American Depositary Receipt
* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2013.
The accompanying notes are an integral part of these financial statements.

Forester Discovery Fund
Statement of Assets and Liabilities
September 30, 2013 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $8,444,806)	$ 9,634,942
Cash	1,906
Receivables:
Shareholder Subscriptions	454
Dividends and Interest	14,274
Total Assets	9,651,576

Liabilities
Due to Advisor	11,180
Total Liabilities	11,180

Net Assets	$ 9,640,396

Net Assets Consist of:
Paid In Capital	$ 9,205,123
Accumulated Undistributed Net Investment Income	33,910
Accumulated Realized Loss on Investments	(788,773)
Unrealized Appreciation in Value of Investments	1,190,136
Net Assets, for 709,031 Shares Outstanding	$ 9,640,396

Net Asset Value Per Share	$ 13.60

The accompanying notes are an integral part of these financial statements.

Forester Discovery Fund
Statement of Operations
For the six months ended September 30, 2013 (Unaudited)

Investment Income:
Dividends (net of $6,396 of foreign tax withheld)	$ 86,745
Interest	301
Total Investment Income	87,046

Expenses:
Advisory Fees	76,829
Total Expenses	76,829

Net Investment Income	10,217

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	148,782
Change in Unrealized Appreciation on Investments	55,421

Net Realized and Unrealized Gain on Investments	204,203

Net Increase in Net Assets Resulting from Operations	$ 214,420

The accompanying notes are an integral part of these financial statements.

Forester Discovery Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the
	Ended	Year Ended
	9/30/2013	3/31/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 10,217	$ 43,850
Net Realized Gain on Investments	148,782	67,721
Unrealized Appreciation on Investments	55,421	369,827
Net Increase in Net Assets Resulting from Operations	214,420	481,398

Distributions to Shareholders:
Net Investment Income	-	(41,220)
Realized Gains	-	-
Total Distributions Paid to Shareholders	-	(41,220)

Capital Share Transactions	(4,848,494)	67,028

Total Increase (Decrease)	(4,634,074)	507,206

Net Assets:
Beginning of Period	14,274,470	13,767,264

End of Period (Including Undistributed Net Investment Income of $33,910 and $23,693, respectively)
	$ 9,640,396	$ 14,274,470

The accompanying notes are an integral part of these financial statements.

Forester Discovery Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	9/30/2013		3/31/2013	3/31/2012	3/31/2011	3/31/2010	3/31/2009

Net Asset Value, at Beginning of Year	$ 13.32		$ 12.86	$ 13.17	$ 12.75	$ 10.11	$ 10.06

Income From Investment Operations:
Net Investment Income/(Loss) *	0.01		0.04	0.05	0.02	(0.02)	0.19
Net Gain (Loss) on Securities (Realized and Unrealized)	0.27		0.46	(0.32)	0.41	2.74	(0.09)
Total from Investment Operations	0.28		0.50	(0.27)	0.43	2.72	0.10

Distributions:
Net Investment Income	-		(0.04)	(0.04)	(0.01)	-	(0.05)
Realized Gains	-		-	-	-	(0.08)	-
Total from Distributions	-		(0.04)	(0.04)	(0.01)	(0.08)	(0.05)

Net Asset Value, at End of Year	$ 13.60		$ 13.32	$ 12.86	$ 13.17	$ 12.75	$ 10.11

Total Return **	2.10%		3.88%	(2.03)%	3.40%	26.95%	1.02%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9,640		$ 14,274	$ 13,767	$ 13,361	$ 14,318	$ 195
Ratio of Expenses to Average Net Assets	1.35%	***	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.18%	***	0.33%	0.39%	0.18%	(0.12)%	1.89%
Portfolio Turnover	1.45%		0.00%	55.89%	21.16%	171.22%	116.02%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Annualized
The accompanying notes are an integral part of these financial statements.

THE FORESTER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2013 (UNAUDITED)

(1) ORGANIZATION

The Forester Funds, Inc. (the "Company") is an open-end diversified investment company currently offering two series of shares:   The Forester Value Fund and The Forester Discovery Fund.  The Company was incorporated as a Maryland corporation on April 7, 1999.  The accompanying financial statements are those of the Forester Discovery Fund (the "Fund").  The Fund commenced operations on September 10, 1999.

The objective of the Fund is to seek long-term growth of capital.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principals generally accepted in the United States of America.

FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years 2010-2013, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the six months ended September 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS

As is common in the industry, security transactions are accounted for on the trade date (the date the securities are purchased or sold). Interest income is recorded on the accrual basis.   Bond premiums and discounts are amortized in accordance with Federal income tax regulations. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Withholding taxes on foreign dividends have been provided for in accordance with the company's understanding of the applicable country's tax rules and rates.

USE OF ESTIMATES IN FINANCIAL STATEMENTS

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.   Actual results could differ from those estimates and assumptions.

SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the issuance of these financial statements and has noted no such events requiring disclosure.

(3) FAIR VALUE OF INVESTMENTS

SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

Fair Value Pricing - The Board of Directors has delegated to Forester Capital Management, Inc. (the “Advisor”) responsibility for determining the value of Fund portfolio securities under certain circumstances.  Under such circumstances, the Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances.  The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing.  The Fund has adopted written policies and procedures to guide the Advisor with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Fund invests the vast majority of its assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate its NAV as of the time those exchanges close.  The Fund typically does not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be very limited circumstances under which the Fund would ever hold a security that would need to be fair value priced.  Examples of when it would be likely that a portfolio security would require fair value pricing include but are not limited to:  if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities' exchange had closed but before the Fund's NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations.

When a security is fair value priced, it means that the Advisor is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available.  Accordingly, there is always the possibility that the Advisor's calculations concerning security value could be wrong, and as a result, the Fund's NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

Foreign currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.  Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 4,875,900	$ -	$ -	$ 4,875,900
Short-Term Investments:
Fidelity Institutional Treasury	4,759,042	-	-	4,759,042
	$ 9,634,942	$ -	$ -	$ 9,634,942

The Fund did not hold any Level 3 assets during the six months ended September 30, 2013. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

(4) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

For the six months ended September 30, 2013, Forester Capital Management, Ltd. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space and certain administrative services, and personnel needed by the Fund.   As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.35% based upon the average daily net assets of the Fund.   For the six months ended September 30, 2013, the Advisor earned $76,829 for Advisory services.  The Fund owed the Advisor $11,180 for advisory fees at September 30, 2013.

DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to which the Fund may pay broker-dealers for distributing shares of the Fund.   This expense is limited to 0.25% of the Fund's average net assets.   For the six months ended September 30, 2013, no such reimbursements were made.

Thomas Forester is the control person of the Advisor and also serves as a trustee and officer of the Trust. Mr. Forester receives benefits from the Advisor resulting from management fees paid to the Advisor by the Fund.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of securities, other than short-term investments, aggregated $76,731 and $1,385,889, respectively, for the six months ended September 30, 2013.

(6) CAPITAL SHARE TRANSACTIONS:

As of September 30, 2013, there were 5,000,000,000 shares of capital stock for the Company with a par value of $.0001 authorized. The total paid in capital totaled $9,205,123. Transactions in capital stock were as follows:

	Six Months Ended September 30, 2013		Year Ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	20,637	$ 277,352	437,504	$ 5,649,534
Shares issued in reinvestment of dividends	-	-	2,978	38,839
Shares redeemed	(383,498)	(5,125,846)	(438,936)	(5,621,345)
Net increase (decrease)	(362,861)	$(4,848,494)	1,546	$ 67,028

(7) TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Fund’s tax basis capital gains and losses and undistributed ordinary income are determined only at the end of each fiscal year.  For tax purposes, as of March 31, 2013 the tax basis capital gains and losses and undistributed ordinary income are as follows:

Undistributed ordinary income	$ 23,693

Post-October capital loss deferrals between 11/1/12-3/31/13 (a)	$ -

Capital loss carry forwards +	Short-Term
Expiring 3/31/2017	$ (2,130)
Indefinite – Short-Term	$ (797,347)
Total Capital Loss Carry Forwards	$ (799,477)

As of September 30, 2013 the tax basis components of unrealized appreciation (depreciation) and cost of investment securities were as follows:

Gross unrealized appreciation on investments	$ 1,175,661
Gross unrealized depreciation on investments	(123,603)
Net unrealized appreciation on investments	$ 1,052,058

Tax cost of investments, including short-term investments (b)	$ 8,582,884

+The capital loss carryforwards will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

(a) These deferrals are considered incurred in the subsequent year.

(b) The difference between book cost and tax cost of investments represents disallowed wash sales for tax purposes.

The tax character of distributions paid during the years ended March 31, 2013 and 2012 are as follows:

                                                2013                              2012

Ordinary income                  $41,220                          $73,737

On December 28, 2012 a distribution of $.0379 per share, aggregating $41,220 was paid to shareholders of record on December 27, 2012, from ordinary income.

On December 22, 2011 a distribution of $.0408 per share, aggregating $73,737 was paid to shareholders of record on December 21, 2011, from ordinary income.

There were no distributions paid during the six months ended September 30, 2013.

(8) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2013, Pershing LLC, in aggregate, owned approximately 36.80% of the Fund on behalf of others, and may be deemed to control the Fund. As of September 30, 2013, National Financial Service LLC, in omnibus accounts, in aggregate, owned approximately 32.52% of the Fund and may be deemed to control the Fund.

(9) NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2011-11 (the “Pronouncement”) related to disclosures about offsetting assets and liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013. Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

Forester Discovery Fund
Expense Illustration
September 30, 2013 (Unaudited)

Expense Example

As a shareholder of the Forester Discovery Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2013 through September 30, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	April 1, 2013	September 30, 2013	April 1, 2013 through September 30, 2013

Actual	$1,000.00	$1,021.02	$6.84
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.30	$6.83

* Expenses are equal to the Fund's annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

THE FORESTER DISCOVERY FUND

TRUSTEES AND OFFICERS

SEPTEMBER 30, 2013 (UNAUDITED)

The following table provides information regarding each Director who is not an “interested person” of the Company, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Michael B. Kelley 100 Field Dr., Ste. 330 Lake Forest, IL 60045 Age: 53	Director	Indefinite; 12 years	2	Mr. Kelley has been a National Account Executive for Concept Amenities since March, 2009. Prior to that he was a National Account Executive for American Hotel Supply for more than 5 years.
Stanley Simpson 100 Field Dr., Ste. 330 Lake Forest, IL 60045 Age: 55	Director	Indefinite; 5 year	2	Stanley Simpson has been a commodities trader on the Chicago Mercantile Exchange for more than five years.
Barry Meyer 100 Field Dr., Ste. 330 Lake Forest, IL 60045 Age: 54	Director	Indefinite; 5 year	2	Barry Meyer has been President of Arcspec, a distributor of commercial construction materials for more than five years.

The following table provides information regarding each Director who is an “interested person” of the Company, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Years and Current Directorships
Thomas H. Forester[1] 100 Field Dr., Ste. 330 Lake Forest, IL 60045 Age: 54	Director; President; Treasurer	Indefinite; 12 years	2	Mr. Forester has been the President of the Advisor since 2/99, Officer and Portfolio Manager with Dreman Value Advisors from 5/97 - 1/99.

1 Mr. Forester is a director who is an "interested person" of the Fund by virtue of being an officer of the Fund.  Mr. Forester is also an officer of the investment manager.

Each Director, except Mr. Forester, was paid a total fee of $2,500 for the six months ended September 30, 2013.

THE FORESTER DISCOVERY FUND

ADDITIONAL INFORMATION

SEPTEMBER 30, 2013 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on February 25, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-388-0365, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-800-388-0365 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-800-388-0365 to request a copy of the SAI or to make shareholder inquiries.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas H. Forester

Thomas H. Forester

CEO and CFO

Date November 27, 2013